Deposits, Prepayment and Other Receivables	12 Months Ended
Apr. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4. Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	April 30,
	2011	2012
	HK$	HK$
Prepaid insurance	664	1,067
Prepaid electricity	622	380
Prepaid renovation	—	1,188
Rental deposits/prepaid rent	5,516	7,825
Deposit for the import processing arrangement	297	314
Loans to workers	—	5,506
Other receivables	—	2,181
Others	1,258	2,053
	8,357	20,514